Inventory - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 76,677
Finished goods	178,809
Inventory, net	$ 255,486